Other Receivables (Details) - Schedule of other receivables, net - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables, net	$ 1,887,944	$ 2,532,710	$ 5,084,099
Other Receivables, Account Reactivation Fees [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables, net	137,010	209,734	1,325,443
Other Receivables, Merchant Receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables, net	$ 1,750,934	$ 2,322,976	$ 3,758,656